Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Summary of related party expenses included in statements of operations and comprehensive loss

	Year Ended December 31,		Six Months Ended June 30,
($ in thousands)	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Expenses under MOU	422	500	250	—
License expenses	110	92	50	85
Other	39	28	13	81
Total	571	620	313	166